Loans, Allowance for Loan Losses and Credit Quality - Summary of Impaired Loans by Class of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	$ 5,208	$ 4,851		$ 5,948
Recorded Investment	4,560	4,507	$ 4,792	5,562
Impaired Loans With No Allowance	3,067	1,843		2,343
Impaired Loans With Allowance	1,493	2,664		3,219
Allowance for Loan Losses	378	725		908
Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	319	100		100
Recorded Investment	319	100	100	100
Impaired Loans With No Allowance	319	100		100
Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	422	262		300
Recorded Investment	422	262	269	301
Impaired Loans With No Allowance	114	119		127
Impaired Loans With Allowance	308	143		174
Allowance for Loan Losses	308	143		174
Consumer Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	27	54		237
Recorded Investment	27	54	63	87
Impaired Loans With No Allowance	27	29		54
Impaired Loans With Allowance		25		33
Allowance for Loan Losses		13		10
Mortgage Loans on Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	4,440	4,435		5,311
Recorded Investment	3,792	4,091	4,360	5,074
Impaired Loans With No Allowance	2,607	1,595		2,062
Impaired Loans With Allowance	1,185	2,496		3,012
Allowance for Loan Losses	70	569		724
Mortgage Loans on Real Estate | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	1,883	2,008		2,611
Recorded Investment	1,298	2,008	2,003	2,611
Impaired Loans With No Allowance	1,068	488		1,194
Impaired Loans With Allowance	230	1,520		1,417
Allowance for Loan Losses	17	507		526
Mortgage Loans on Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	2,342	2,206		2,468
Recorded Investment	2,342	1,925	2,194	2,295
Impaired Loans With No Allowance	1,539	1,107		868
Impaired Loans With Allowance	803	818		1,427
Allowance for Loan Losses	51	54		187
Mortgage Loans on Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	215	221		232
Recorded Investment	152	158	$ 163	168
Impaired Loans With Allowance	152	158		168
Allowance for Loan Losses	2	8		11
Nonaccruing Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	1,756	2,085		2,471
Recorded Investment	1,171	1,804		2,149
Impaired Loans With No Allowance	919	260		732
Impaired Loans With Allowance	252	1,544		1,417
Allowance for Loan Losses	156	648		526
Nonaccruing Impaired Loans | Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	219
Recorded Investment	219
Impaired Loans With No Allowance	219
Nonaccruing Impaired Loans | Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	139	143
Recorded Investment	139	143
Impaired Loans With Allowance	139	143
Allowance for Loan Losses	139	143
Nonaccruing Impaired Loans | Consumer Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance				204
Recorded Investment				54
Impaired Loans With No Allowance				54
Nonaccruing Impaired Loans | Mortgage Loans on Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	1,398	1,942		2,267
Recorded Investment	813	1,661		2,095
Impaired Loans With No Allowance	700	260		678
Impaired Loans With Allowance	113	1,401		1,417
Allowance for Loan Losses	17	505		526
Nonaccruing Impaired Loans | Mortgage Loans on Real Estate | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	1,398	1,519		1,767
Recorded Investment	813	1,519		1,767
Impaired Loans With No Allowance	700	118		350
Impaired Loans With Allowance	113	1,401		1,417
Allowance for Loan Losses	17	505		526
Nonaccruing Impaired Loans | Mortgage Loans on Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance		423		500
Recorded Investment		142		328
Impaired Loans With No Allowance		142		328
Accruing Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	3,452	2,766		3,477
Recorded Investment	3,389	2,703		3,413
Impaired Loans With No Allowance	2,148	1,583		1,611
Impaired Loans With Allowance	1,241	1,120		1,802
Allowance for Loan Losses	222	77		382
Accruing Impaired Loans | Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	100	100		100
Recorded Investment	100	100		100
Impaired Loans With No Allowance	100	100		100
Accruing Impaired Loans | Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	283	119		300
Recorded Investment	283	119		301
Impaired Loans With No Allowance	114	119		127
Impaired Loans With Allowance	169			174
Allowance for Loan Losses	169			174
Accruing Impaired Loans | Consumer Loans
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	27	54		33
Recorded Investment	27	54		33
Impaired Loans With No Allowance	27	29
Impaired Loans With Allowance		25		33
Allowance for Loan Losses		13		10
Accruing Impaired Loans | Mortgage Loans on Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	3,042	2,493		3,044
Recorded Investment	2,979	2,430		2,979
Impaired Loans With No Allowance	1,907	1,335		1,384
Impaired Loans With Allowance	1,072	1,095		1,595
Allowance for Loan Losses	53	64		198
Accruing Impaired Loans | Mortgage Loans on Real Estate | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	485	489		844
Recorded Investment	485	489		844
Impaired Loans With No Allowance	368	370		844
Impaired Loans With Allowance	117	119
Allowance for Loan Losses		2
Accruing Impaired Loans | Mortgage Loans on Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	2,342	1,783		1,968
Recorded Investment	2,342	1,783		1,967
Impaired Loans With No Allowance	1,539	965		540
Impaired Loans With Allowance	803	818		1,427
Allowance for Loan Losses	51	54		187
Accruing Impaired Loans | Mortgage Loans on Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	215	221		232
Recorded Investment	152	158		168
Impaired Loans With Allowance	152	158		168
Allowance for Loan Losses	$ 2	$ 8		$ 11